Income Taxes - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jul. 31, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Interest related to penalties		¥ 0
Significant impact on the unrecognized tax benefits for next twelve months		0
Withholding Tax Amount Paid				¥ 130,000
Deferred tax liabilities withholding income tax expenses		184,000	¥ 164,000
Tantan Limited [Member]
Income Tax Contingency [Line Items]
Income Tax Preferential Tax Rate	15.00%			0.00%	15.00%
Momo Technology HK Company Limited [Member]
Income Tax Contingency [Line Items]
Special Dividend received		1,800,000	3,600,000
Withholding Tax Amount Paid		¥ 180,000	360,000
High And New Technology Enterprise ("HNTE") [Member]
Income Tax Contingency [Line Items]
Income Tax Preferential Tax Rate		15.00%
Inland Revenue, Singapore (IRAS) [Member]
Income Tax Contingency [Line Items]
Income tax rate		17.00%
Operating loss carry forward		¥ 61,463
Parent Company [Member]
Income Tax Contingency [Line Items]
Withholding Tax Amount Paid		¥ 180,000	¥ 360,000
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years subject to tax audits		2019
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years subject to tax audits		2023
PRC [Member]
Income Tax Contingency [Line Items]
Income tax rate		25.00%	25.00%	25.00%
Withholding income tax rate for dividends distributed by the PRC subsidiaries		10.00%
Operating loss carry forward		¥ 876,126
Operating loss carry forward period		5 years	5 years
Unrecognized Deferred Tax Liability		¥ 897,215
PRC [Member] | High And New Technology Enterprise ("HNTE") [Member]
Income Tax Contingency [Line Items]
Operating loss carry forward period		10 years	10 years
PRC [Member] | Chengdu Momo Technology Company Limited Investment [Member]
Income Tax Contingency [Line Items]
Income Tax Preferential Tax Rate		15.00%
PRC [Member] | Beneficial Owner [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate for dividends distributed by the PRC subsidiaries		5.00%
PRC [Member] | Other Entities [Member]
Income Tax Contingency [Line Items]
Income tax rate		25.00%				25.00%
Hong Kong [Member]
Income Tax Contingency [Line Items]
Operating loss carry forward		¥ 222,251
Hong Kong [Member] | Beneficial Owner [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Equity interest in a PRC-resident enterprise		25.00%
Hong Kong [Member] | The first 2 million Hong Kong dollars of profits [Member]
Income Tax Contingency [Line Items]
Income tax rate		8.25%
Hong Kong [Member] | Remaining profits [Member]
Income Tax Contingency [Line Items]
Income tax rate		16.50%